EQUITY - Narrative (Details)			3 Months Ended											4 Months Ended	5 Months Ended	7 Months Ended	9 Months Ended	12 Months Ended
	Jun. 22, 2016 EUR (€)	May 28, 2016 EUR (€) € / shares shares	Dec. 31, 2018 EUR (€) € / shares shares	Sep. 28, 2018 EUR (€)	Jun. 29, 2018 EUR (€)	Mar. 30, 2018 EUR (€)	Dec. 31, 2017 EUR (€) shares	Sep. 29, 2017 EUR (€)	Jun. 30, 2017 EUR (€)	Mar. 31, 2017 EUR (€)	Dec. 31, 2016 EUR (€) shares	Jul. 01, 2016 EUR (€)	Apr. 01, 2016 EUR (€)	Dec. 31, 2018 EUR (€) € / shares shares	May 27, 2016 shares	Dec. 31, 2016 shares	Sep. 30, 2016 EUR (€)	Dec. 31, 2018 EUR (€) € / shares shares	Dec. 31, 2017 EUR (€) shares	Dec. 31, 2016 EUR (€) shares	Sep. 12, 2018 EUR (€) shares	May 28, 2016 $ / shares shares
Disclosure of classes of share capital [line items]
Number of shares issued and fully paid (in shares) | shares			474,920,066				484,586,428				483,076,396			474,920,066		483,076,396		474,920,066	484,586,428	483,076,396
Agreements to purchase shares under share buyback programme														€ (500,000,000)				€ (502,000,000)
Group reconstruction transaction																				€ 0
Capital reduction																				0
Issue of shares during the year																		25,000,000	€ 13,000,000
Equity-settled share-based payment expense																		16,000,000	11,000,000	29,000,000
Share price (in euro per share) | € / shares		€ 33.33
Consideration transferred for merger reserves in excess of nominal value																				8,469,000,000
Return of capital		€ 3,000,000,000
Total dividend on ordinary shares paid			€ 134,000,000	€ 127,000,000	€ 126,000,000	€ 126,000,000	€ 101,000,000	€ 102,000,000	€ 204,000,000	€ 82,000,000	€ 82,000,000	€ 61,000,000	€ 61,000,000				€ 0	513,000,000	489,000,000	204,000,000
Treasury shares cancelled (in shares) | shares		128,993,430
Cancellation of treasury shares		€ 3,300,000,000
Authorised share buyback programme																					€ 1,500,000,000
Authorised share buyback programme (in shares) | shares																					48,507,819
Restricted Stock Units and Performance Share Units
Disclosure of classes of share capital [line items]
Total dividend on ordinary shares paid																		€ 2,000,000	€ 2,000,000	€ 1,000,000
Share capital
Disclosure of classes of share capital [line items]
Number of shares issued for business acquisition (in shares) | shares																				254,000,000
Number of shares issued related to share-based payments awards (in shares) | shares															908,456	752,525		2,763,238	1,510,032
Number of shares cancelled (in shares) | shares																		(12,429,600)
Agreements to purchase shares under share buyback programme																		€ (100,000)
Group reconstruction transaction																				€ 2,000,000
Shares issued related to restructuring transaction (in shares) | shares																				228,000,000
Equity-settled share-based payment expense																		0	€ 0
Consideration transferred for merger reserves in excess of nominal value																				€ 3,000,000
Share capital | CCEG
Disclosure of classes of share capital [line items]
Number of shares issued for business acquisition (in shares) | shares		87,950,640
Share capital | CCIP
Disclosure of classes of share capital [line items]
Number of shares issued for business acquisition (in shares) | shares		166,128,987
Share premium
Disclosure of classes of share capital [line items]
Group reconstruction transaction		€ 7,600,000,000																		7,605,000,000
Shares issued related to restructuring transaction (in shares) | shares		228,244,244
Capital reduction	€ (7,500,000,000)																			(7,500,000,000)
Issue of shares during the year																		25,000,000	13,000,000
Retained earnings
Disclosure of classes of share capital [line items]
Agreements to purchase shares under share buyback programme																		(502,000,000)
Agreements to purchase shares under share buyback programs, tax																		(2,000,000)
Capital reduction	€ 7,500,000,000																			7,500,000,000
Equity-settled share-based payment expense																		16,000,000	11,000,000	29,000,000
Merger reserves
Disclosure of classes of share capital [line items]
Group reconstruction transaction																				(7,607,000,000)
Consideration transferred for merger reserves in excess of nominal value																			8,500,000,000	€ 8,466,000,000
Merger reserves | CCEG
Disclosure of classes of share capital [line items]
Consideration transferred for merger reserves in excess of nominal value																			2,900,000,000
Merger reserves | CCIP
Disclosure of classes of share capital [line items]
Consideration transferred for merger reserves in excess of nominal value																			€ 5,500,000,000
Other reserves
Disclosure of classes of share capital [line items]
Agreements to purchase shares under share buyback programme																		€ 100,000
Ordinary shares
Disclosure of classes of share capital [line items]
Par value per share (in dollars/euros per share) | (per share)			€ 0.01											€ 0.01				€ 0.01				$ 0.01
Number of shares issued and fully paid (in shares) | shares		228,244,244																				228,244,244